Acquisitions and Divestitures - Fairfax India's sale of Privi Speciality Chemicals Limited (Details) - Apr. 29, 2021 - Privi Speciality Chemicals Limited $ in Millions, ₨ in Billions	USD ($)	INR (₨)
Acquisitions and Divestitures
Percentage of interest sold	48.80%
Purchase consideration	$ 164.8	₨ 12.2
Net gain on sale and consolidation of insurance subsidiaries	$ 94.9